NJEDA BONDS	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 6 -	NJEDA BONDS

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

	Principal
	Amount
	On	Interest
Description	Issue Date	Rate	Maturity
Series A Note	3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

The net proceeds, after payment of issuance costs, were used (i) to redeem the outstanding tax-exempt Bonds originally issued by the Authority on September 2, 1999, (ii) refinance other equipment financing and (iii) for the purchase of certain equipment to be used in the manufacture of pharmaceutical products.  As of the Current Balance Sheet Date, all of the proceeds were utilized by the Company for such stated purposes.

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a Debt Service Reserve Fund as follows:

Description	Amount
Series A Note Proceeds	$366,000
Series B Note Proceeds	49,500
Total	$415,500

The Debt Service Reserve is maintained in restricted cash accounts that are classified in Other Assets.

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds. These costs and amortization activity are summarized as follows:

			Balances
			As of
	Balances As of	Amortization Expense	Current Balance Sheet
Description	March 31, 2013	Current YTD	Date
Bond Issue Costs	$354,453		$354,453
Accumulated Amortization	(107,519)	(10,634)	(118,153)
Unamortized Balance	$246,934		$236,300

The NJEDA Bonds require the Company to make an annual principal payment on September 1st of varying amounts as specified in the loan documents and semi-annual interest payments on March 1st and September 1st, equal to interest due on the outstanding principal at the applicable rate for the semi-annual period just ended.

Due to the Company not having sufficient funds, the following withdrawals were made from the debt service reserve, with the funds being used to make interest payments due to the holders of the NJEDA Bonds:

Payment Date	Amount
March 1, 2009	$120,775
September 1, 2009	120,775
March 1, 2010	113,075
September 1, 2010	113,075
March 1, 2011	113,075
September 1, 2011	113,075
March 1, 2012	113,075
September 1, 2012	113,075
March 1, 2013	113,075
September 1, 2013	113,075

Due to the Company not having sufficient funds, the following withdrawal was made from the debt service reserve, with the funds being used to make a principal payment due to the holders of the NJEDA Bonds:

Payment Date	Amount
September 1, 2009	$210,000

Pursuant to the terms of the NJEDA Bonds, the Company is required to replenish any amounts withdrawn from the debt service reserve and used to make principal or interest payments in six monthly installments, each being equal to one-sixth of the amount withdrawn and with the first installment due on the 15th of the month in which the withdrawal from debt service reserve occurred and the remaining five monthly payments being due on the 15th of the five immediately subsequent months. The Company has, to date, made all payments required in relation to the withdrawals made from the debt service reserve in relation to the Restricted Cash Interest Payments and the Restricted Cash Principal Payment.

In addition, the Company did not have sufficient funds available to make the principal payments due on September 1, 2010, September 1, 2011, September 1, 2012 and September 1, 2013.  These principal payments are summarized as follows:

Payment Date	Amount
September 1, 2010	$225,000(1)
September 1, 2011	470,000(2)
September 1, 2012	730,000(3)
September 1, 2013	915,000(4)

(1)
The Company request to withdraw funds from the debt service reserve to pay the amount due on September 1, 2010 was denied by the Trustee and accordingly, the principal payment due on such date was not made.

(2)
The principal payment due on September 1, 2011, included the amount due and September 1, 2010 and not paid.  There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2011 was not made.

(3)
The principal payment due on September 1, 2012, included the amount due and September 1, 2011 and not paid.  There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2012 was not made.

(4)
The principal payment due on September 1, 2013, included the amount due and September 1, 2012 and not paid.  There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2013 was not made.

The Company has received Notice of Default from the Trustee of the NJEDA Bonds in relation to the withdrawals from the debt service reserve, and no payment of scheduled principal amounts.  Resolution of the Company’s default under the NJED Bonds will have a significant effect on our ability to operate in the future.

Due to issuance of a Notice of Default being received from the Trustee of the NJEDA Bonds, and until the event of default is waived or rescinded, the Company has classified the Current Bond Liability, as a current liability.

NOTE 7 -	NJEDA BONDS

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	$3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

The net proceeds, after payment of issuance costs, were used (i) to redeem the outstanding tax-exempt Bonds originally issued by the Authority on September 2, 1999, (ii) refinance other equipment financing and (iii) for the purchase of certain equipment to be used in the manufacture of pharmaceutical products. As of March 31, 2013, all of the proceeds were utilized by the Company for such stated purposes.

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a Debt Service Reserve Fund as follows:

Description	Amount
Series A Note Proceeds	$366,000
Series B Note Proceeds	49,500
Total	$415,500

The Debt Service Reserve is maintained in restricted cash accounts that are classified in Other Assets.

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds. These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2012	Amortization Expense Current YTD	Balances As of Current Balance Sheet Date
Bond Issue Costs	$354,453		$354,453
Accumulated Amortization	(93,030)	(14,489)	(107,519)
Unamortized Balance	$261,423		$246,934

The NJEDA Bonds require the Company to make an annual principal payment on September 1st of varying amounts as specified in the loan documents and semi-annual interest payments on March 1st and September 1st, equal to interest due on the outstanding principal at the applicable rate for the semi-annual period just ended.

Due to the Company not having sufficient funds, the following withdrawals were made from the debt service reserve, with the funds being used to make interest payments due to the holders of the NJEDA Bonds:

Payment Date	Amount
March 1, 2009	$120,775
September 1, 2009	120,775
March 1, 2010	113,075
September 1, 2010	113,075
March 1, 2011	113,075
September 1, 2011	113,075
March 1, 2012	113,075
September 1, 2012	113,075
March 1, 2013	113,075

Due to the Company not having sufficient funds, a the following withdrawal was made from the debt service reserve, with the funds being used to make a principal payment due to the holders of the NJEDA Bonds:

Payment Date	Amount
September 1, 2009	$210,000

Pursuant to the terms of the NJEDA Bonds, the Company is required to replenish any amounts withdrawn from the debt service reserve and used to make principal or interest payments in six monthly installments, each being equal to one-sixth of the amount withdrawn and with the first installment due on the 15th of the month in which the withdrawal from debt service reserve occurred and the remaining five monthly payments being due on the 15th of the five immediately subsequent months. The Company has, to date, made all payments required in relation to the withdrawals made from the debt service reserve in relation to the Restricted Cash Interest Payments and the Restricted Cash Principal Payment.

In addition, the Company did not have sufficient funds available to make the principal payments due on September 1, 2010, September 1, 2011 and September 1, 2012. These principal payments are summarized as follows:

Payment Date	Amount
September 1, 2010	$225,000	(1)
September 1, 2011	470,000	(2)
September 1, 2012	730,000	(3)

(1)
The Company request to withdraw funds from the debt service reserve to pay the amount due on September 1, 2010 was denied by the Trustee and accordingly, the principal payment due on such date was not made.

(2)
The principal payment due on September 1, 2011, included the amount due and September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2011 was not made.

(3)
The principal payment due on September 1, 2012, included the amount due and September 1, 2011 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2012 was not made.

The Company has received Notices of Default from the Trustee of the NJEDA Bonds in relation to the withdrawals from the debt service reserve and non-payment of principal amounts due on September 1, 2010, 2011 and 2012. Resolution of the Company’s default under the NJED Bonds will have a significant effect on our ability to operate in the future.

Due to issuance of a Notice of Default being received from the Trustee of the NJEDA Bonds, and until the event of default is waived or rescinded, the Company has classified the entire principal balance due on the NJEDA Bonds, as a current liability.

Bond financing consisting of the following, as of March 31,

	2013	2012

Refinanced NJEDA Bonds	$3,385,000	$3,385,000

Current portion	(3,385,000)	(3,385,000

Long term portion, net of current maturities	$—	$—

Maturities of Bonds for the next five years are as follows:

YEAR ENDING MARCH 31,	AMOUNT
2014	$915,000
2015	195,000
2016	210,000
2017	220,000
2018	85,000
Thereafter	1,760,000
$3,385,000